New and amended accounting standards and interpretations (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Impact of Adopting IFRS 9 on Total Equity

The impact of adopting IFRS 9 on Total equity as at 1 July 2018 is as follows:

US$M
Total equity as at 30 June 2018	60,670
Impairment provision resulting from application of the Expected Credit Loss model	(7)

Total equity as at 1 July 2018	60,663

Summary of Reconciliation of Operating Lease Commitments to Expected Total Lease Liability to be Recognised

The following table provides a reconciliation of the operating lease commitments disclosed in note 32 ‘Commitments’ to the expected total lease liability to be recognised at 1 July 2019:

US$B
Operating lease commitments as at 30 June 2019	1.9
Add: Leases which did not meet the definition of a lease under IAS 17	0.7
Add: Cost of reasonably certain extension options (undiscounted)	0.1
Less: Components excluded from lease liability (undiscounted)	(0.2)
Less: Effect of discounting	(0.2)

Total additional lease liabilities recognised on transition	2.3